UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21529
                                                    -----------

                    The Gabelli Global Utility & Income Trust
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                 [LOGO OMITTED]

                                                                 THE GABELLI
                                                                 GLOBAL UTILITY
                                                                 & INCOME TRUST

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Global Utility & Income Trust's (the "Fund") net asset value ("NAV") total return was 4.81% during the first half of 2007, compared with gains of 8.87% and 11.50% for the Standard & Poor's ("S&P") 500 Utilities Index and for the Lipper Utility Fund Average, respectively. The total return for the Fund's publicly traded shares was 0.98% during the first half of the year. On June 30, 2007, the Fund's NAV per share was $25.09, while the price of the publicly traded shares closed at $21.80 on the American Stock Exchange.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                      Since
                                                     Year to                        Inception
                                                      Date      1 Year     2 Year  (05/28/04)
                                                      ----      ------     ------  ----------

GABELLI GLOBAL UTILITY & INCOME TRUST
    NAV TOTAL RETURN (B) .........................    4.81%      22.94%     14.45%    15.78%
    INVESTMENT TOTAL RETURN (C) ..................    0.98       26.02      11.89      9.56
S&P 500 Utilities Index ..........................    8.87       26.09      15.56     22.47
Lipper Utility Fund Average ......................   11.50       30.86      20.47     23.59

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS
     UTILITY STOCK PERFORMANCE. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                     THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2007:

LONG POSITIONS
Energy and Utilities: Integrated ................... 43.7%
Telecommunications ................................. 11.7%
U.S. Government Obligations ........................  6.9%
Energy and Utilities:
   Electric Transmission and Distribution ..........  5.7%
Energy and Utilities: Natural Gas Utilities ........  5.1%
Energy and Utilities: Water ........................  5.0%
Energy and Utilities: Natural Gas Integrated .......  4.6%
Cable and Satellite ................................  4.0%
Diversified Industrial .............................  3.4%
Wireless Communications ............................  2.6%
Energy and Utilities: Oil ..........................  2.4%
Environmental Services .............................  1.7%
Aerospace ..........................................  1.0%
Entertainment ......................................  0.4%
Real Estate ........................................  0.4%
Aviation: Parts and Services .......................  0.4%
Metals and Mining ..................................  0.2%
Transportation .....................................  0.2%
Energy and Utilities: Services .....................  0.1%
Business Services ..................................  0.1%
Communications Equipment ...........................  0.1%
Energy and Utilities: Alternative Energy ...........  0.1%
Computer Software and Services .....................  0.1%
Publishing .........................................  0.1%
                                                    -----
                                                    100.0%
                                                    =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 14, 2007 - FINAL RESULTS

     The Annual Meeting of Shareholders was held on May 14, 2007 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected Mario d'Urso, Vincent D. Enright, and Michael J. Melarkey as Trustees of the Fund. A total of 2,458,538 votes, 2,457,918 votes, and 2,457,618 votes were cast in favor of each Trustee and a total of 17,316 votes, 17,936 votes, and 18,236 votes were withheld for each Trustee, respectively.

     Anthony J. Colavita,  James P. Conn, Salvatore M. Salibello,  and Salvatore
J. Zizza continue to serve in their capacities as Trustees of the Fund.

     We thank you for your participation and appreciate your continued support.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

               COMMON STOCKS -- 92.1%
               AEROSPACE -- 1.0%
               NON U.S. COMPANIES
      68,000   Rolls-Royce Group plc+ .............   $   508,332   $   735,331
   4,025,600   Rolls-Royce Group plc,
                 Cl. B ............................         7,888         8,245
                                                      -----------   -----------
                                                          516,220       743,576
                                                      -----------   -----------
               AVIATION: PARTS AND SERVICES -- 0.4%
               U.S. COMPANIES
       2,400   Sequa Corp., Cl. B+ ................       262,866       271,644
                                                      -----------   -----------
               BUSINESS SERVICES -- 0.1%
               NON U.S. COMPANIES
       3,700   Sistema JSFC, GDR ..................       103,097       105,080
                                                      -----------   -----------
               CABLE AND SATELLITE -- 4.0%
               NON U.S. COMPANIES
      10,000   Cogeco Inc. ........................       195,069       373,715
       4,000   Rogers Communications Inc.,
                 Cl. B ............................        36,544       169,960

               U.S. COMPANIES
      40,000   Cablevision Systems Corp.,
                 Cl. A+ ...........................       879,238     1,447,600
      16,000   EchoStar Communications
                 Corp., Cl. A+ ....................       499,545       693,920
       4,580   Liberty Global Inc., Cl. A+ ........        86,290       187,963
       4,000   Liberty Global Inc., Cl. C+ ........        72,761       157,200
       3,000   The DIRECTV Group Inc.+ ............        48,820        69,330
                                                      -----------   -----------
                                                        1,818,267     3,099,688
                                                      -----------   -----------
               COMPUTER SOFTWARE AND SERVICES -- 0.1%
               U.S. COMPANIES
       2,000   Yahoo! Inc.+ .......................        53,946        54,260
                                                      -----------   -----------
               DIVERSIFIED INDUSTRIAL -- 3.4%
               NON U.S. COMPANIES
      15,000   Bouygues SA ........................       501,476     1,262,570
      15,000   Rinker Group Ltd., ADR .............     1,167,075     1,194,000
               U.S. COMPANIES
       3,000   Woodward Governor Co. ..............        85,802       161,010
                                                      -----------   -----------
                                                        1,754,353     2,617,580
                                                      -----------   -----------
               ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.1%
               U.S. COMPANIES
       1,500   Ormat Technologies Inc. ............        22,500        56,520
                                                      -----------   -----------

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

               ENERGY AND UTILITIES:
               ELECTRIC TRANSMISSION AND DISTRIBUTION -- 5.7%
               NON U.S. COMPANIES
       8,775   National Grid plc, ADR .............   $   401,681   $   647,419
               U.S. COMPANIES
       4,900   CH Energy Group Inc. ...............       219,678       220,353
       1,000   Consolidated Edison Inc. ...........        44,903        45,120
      20,000   Energy East Corp. ..................       481,338       521,800
       5,000   Northeast Utilities ................        90,818       141,800
      50,000   NSTAR ..............................     1,187,449     1,622,500
      40,000   Pepco Holdings Inc. ................       757,783     1,128,000
       1,666   UIL Holdings Corp. .................        53,363        55,145
                                                      -----------   -----------
                                                        3,237,013     4,382,137
                                                      -----------   -----------
               ENERGY AND UTILITIES: INTEGRATED -- 43.7%
               NON U.S. COMPANIES
     150,000   AEM SpA ............................       276,010       553,732
         500   Areva SA ...........................       204,193       537,112
       8,000   Chubu Electric
                 Power Co. Inc. ...................       167,490       212,467
      76,000   Datang International Power
                 Generation Co. Ltd., Cl. H+ ......        59,610       117,414
       9,000   E.ON AG, ADR .......................       209,576       500,760
       8,400   Electric Power
                 Development Co. Ltd. .............       194,633       334,294
       4,000   Endesa SA ..........................       215,360       217,690
      45,000   Enel SpA ...........................       354,639       485,721
       9,760   Energias de Portugal
                 SA, ADR ..........................       262,599       539,117
      30,000   Enersis SA, ADR ....................       178,868       601,500
     142,000   Hera SpA ...........................       303,068       595,310
      10,000   Hokkaido Electric
                 Power Co. Inc. ...................       171,210       217,259
      10,000   Hokuriku Electric
                 Power Co. ........................       165,392       193,706
       4,000   Huaneng Power
                 International Inc., ADR ..........       141,036       185,800
      20,000   Iberdrola SA .......................       407,115     1,124,179
      18,288   Iberdrola SA, ADR ..................       912,114     1,025,743
       5,000   Korea Electric
                 Power Corp., ADR .................        72,677       109,500
      10,000   Kyushu Electric
                 Power Co. Inc. ...................       178,959       262,335
       4,500   Oesterreichische
                 Elektrizitaetswirtschafts
                 AG, Cl. A ........................       209,779       230,710
      10,000   Shikoku Electric
                 Power Co. Inc. ...................       171,759       235,939

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)
                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
               NON U.S. COMPANIES (CONTINUED)
      10,000   The Chugoku Electric
                 Power Co. Inc. ...................   $   170,328   $   198,173
      16,000   The Kansai Electric
                 Power Co. Inc. ...................       284,746       378,802
      10,000   The Tokyo Electric
                 Power Co. Inc. ...................       220,693       321,624
      10,000   Tohoku Electric
                 Power Co. Inc. ...................       164,025       224,568
               U.S. COMPANIES
       1,000   Allegheny Energy Inc.+ .............        25,689        51,740
       7,000   ALLETE Inc. ........................       233,585       329,350
      19,000   Ameren Corp. .......................       837,474       931,190
      30,000   American Electric
                 Power Co. Inc. ...................       947,988     1,351,200
     220,000   Aquila Inc.+ .......................       909,368       899,800
       1,000   Avista Corp. .......................        20,848        21,550
       6,000   Black Hills Corp. ..................       181,668       238,500
         500   Cleco Corp. ........................         9,790        12,250
         500   CMS Energy Corp. ...................         5,055         8,600
         300   Constellation Energy
                 Group Inc. .......................        13,206        26,151
      60,000   DPL Inc. ...........................     1,627,242     1,700,400
      44,000   Duke Energy Corp. ..................       619,285       805,200
       1,000   El Paso Electric Co.+ ..............        17,760        24,560
       6,000   Florida Public Utilities Co. .......        70,646        73,800
       9,000   FPL Group Inc. .....................       317,570       510,660
      60,000   Great Plains Energy Inc. ...........     1,797,801     1,747,200
      24,000   Hawaiian Electric
                 Industries Inc. ..................       596,570       568,560
      29,500   Integrys Energy Group Inc. .........     1,408,474     1,496,535
       5,500   Maine & Maritimes Corp.+ ...........       158,964       147,675
      12,000   MGE Energy Inc. ....................       394,120       392,040
      45,000   NiSource Inc. ......................       917,604       931,950
       8,000   NorthWestern Corp. .................       275,613       254,480
      19,500   OGE Energy Corp. ...................       481,891       714,675
       6,000   Otter Tail Corp. ...................       180,524       192,420
       1,000   PG&E Corp. .........................        33,930        45,300
      15,000   Pinnacle West Capital Corp. ........       615,958       597,750
       4,200   PPL Corp. ..........................       117,280       196,518
      33,000   Progress Energy Inc. ...............     1,410,351     1,504,470
      19,000   Public Service Enterprise
                 Group Inc. .......................     1,265,780     1,667,820
      19,000   SCANA Corp. ........................       681,560       727,510
       1,000   TECO Energy Inc. ...................        15,970        17,180
       1,000   The Empire District
                 Electric Co. .....................        23,376        22,370

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

      45,000   The Southern Co. ...................   $ 1,322,848   $ 1,543,050
      20,000   TXU Corp. ..........................     1,305,185     1,346,000
      17,000   Unisource Energy Corp. .............       418,728       559,130
      17,000   Vectren Corp. ......................       408,701       457,810
      41,000   Westar Energy Inc. .................       860,569       995,480
       5,000   Wisconsin Energy Corp. .............       171,276       221,150
      45,000   Xcel Energy Inc. ...................       761,339       921,150
                                                      -----------   -----------
                                                       27,157,465    33,656,629
                                                      -----------   -----------
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 4.6%
               NON U.S. COMPANIES
      80,000   Snam Rete Gas SpA ..................       347,871       474,792
               U.S. COMPANIES
      25,000   El Paso Corp. ......................       220,000       430,750
       1,000   Energen Corp. ......................        30,935        54,940
      16,000   National Fuel Gas Co. ..............       410,803       692,960
       2,000   ONEOK Inc. .........................        51,437       100,820
     110,000   SEMCO Energy Inc.+ .................       848,749       854,700
      10,500   Southern Union Co. .................       229,082       342,195
      22,000   Spectra Energy Corp. ...............       448,448       571,120
                                                      -----------   -----------
                                                        2,587,325     3,522,277
                                                      -----------   -----------
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 5.1%
               U.S. COMPANIES
      23,000   Atmos Energy Corp. .................       566,182       691,380
       6,000   Cascade Natural Gas Corp. ..........       146,914       158,460
       2,000   Chesapeake Utilities Corp. .........        53,224        68,520
      35,000   KeySpan Corp. ......................     1,309,877     1,469,300
      20,000   Nicor Inc. .........................       667,385       858,400
       5,000   Piedmont Natural
                 Gas Co. Inc. .....................       116,790       123,250
       6,000   Southwest Gas Corp. ................       140,160       202,860
      10,000   The Laclede Group Inc. .............       300,238       318,800
                                                      -----------   -----------
                                                        3,300,770     3,890,970
                                                      -----------   -----------
               ENERGY AND UTILITIES: OIL -- 2.4%
               NON U.S. COMPANIES
         500   Niko Resources Ltd. ................        28,728        45,529
       1,500   PetroChina Co. Ltd., ADR ...........        96,520       223,020
      10,000   Royal Dutch Shell plc,
                 Cl. A, ADR .......................       511,651       812,000
               U.S. COMPANIES
       4,000   Chevron Corp. ......................       245,060       336,960
       2,000   ConocoPhillips .....................        74,050       157,000
       2,000   Devon Energy Corp. .................        67,255       156,580
       1,000   Exxon Mobil Corp. ..................        45,500        83,880
                                                      -----------   -----------
                                                        1,068,764     1,814,969
                                                      -----------   -----------

                 See accompanying notes to financial statements.

                     THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

     SHARES/                                                           MARKET
      UNITS                                              COST           VALUE
    --------                                           --------       --------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: SERVICES -- 0.1%
               NON U.S. COMPANIES
       5,000   ABB Ltd., ADR ......................   $    54,615   $   113,000
                                                      -----------   -----------
               ENERGY AND UTILITIES: WATER -- 5.0%
               NON U.S. COMPANIES
       1,000   Consolidated Water
                 Co. Ltd. .........................        20,230        29,310
      50,000   Severn Trent plc ...................       884,651     1,388,610
       2,000   Suez SA ............................        62,915       114,963
      12,000   Suez SA, ADR .......................       362,710       687,840
       7,200   Suez SA, Strips+ ...................             0            97
      50,000   United Utilities plc ...............       502,861       712,378
               U.S. COMPANIES
       8,666   Aqua America Inc. ..................       129,735       194,899
       3,000   California Water
                 Service Group ....................        84,840       112,470
       4,000   Middlesex Water Co. ................        75,033        76,840
      17,000   SJW Corp. ..........................       277,304       566,100
                                                      -----------   -----------
                                                        2,400,279     3,883,507
                                                      -----------   -----------
               ENTERTAINMENT -- 0.4%
               NON U.S. COMPANIES
       8,000   Vivendi ............................       215,620       345,510
                                                      -----------   -----------
               ENVIRONMENTAL SERVICES -- 1.7%
               NON U.S. COMPANIES
      75,000   Biffa plc ..........................       235,160       408,902
      11,250   Veolia Environnement ...............       355,953       883,586
                                                      -----------   -----------
                                                          591,113     1,292,488
                                                      -----------   -----------
               METALS AND MINING -- 0.2%
               NON U.S. COMPANIES
       5,000   Compania de Minas
                 Buenaventura SA, ADR .............       104,752       187,300
                                                      -----------   -----------
               PUBLISHING -- 0.1%
               U.S. COMPANIES
       1,200   Idearc Inc. ........................        36,474        42,396
                                                      -----------   -----------
               TELECOMMUNICATIONS -- 11.3%
               NON U.S. COMPANIES
      26,535   BCE Inc. ...........................       522,556     1,002,758
       2,103   Bell Aliant Regional
                 Communications
                 Income Fund+ (a)(b) ..............        51,681        61,877
      26,000   BT Group plc, ADR ..................       890,462     1,731,080
      23,000   Deutsche Telekom AG, ADR ...........       397,479       423,430
       6,000   France Telecom SA, ADR .............       149,213       164,880
       3,000   Manitoba Telecom
                 Services Inc. ....................       100,193       132,053

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

      30,000   Portugal Telecom SGPS SA ...........   $   357,165   $   415,375
      15,000   Royal KPN NV, ADR ..................       114,993       249,150
       1,500   Swisscom AG ........................       478,884       514,224
      24,062   Telecom Italia SpA .................        78,318        66,111
      16,000   Telefonica SA, ADR .................       658,948     1,068,160
      15,000   Telefonos de Mexico SAB de
                 CV, Cl. L, ADR ...................       231,816       568,350
               U.S. COMPANIES
      20,000   AT&T Inc. ..........................       464,952       830,000
       1,000   Embarq Corp. .......................        32,460        63,370
      20,000   Sprint Nextel Corp. ................       328,202       414,200
      24,000   Verizon
                 Communications Inc. ..............       875,363       988,080
                                                      -----------   -----------
                                                        5,732,685     8,693,098
                                                      -----------   -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
       2,000   GATX Corp. .........................        56,076        98,500
                                                      -----------   -----------
               WIRELESS COMMUNICATIONS -- 2.6%
               NON U.S. COMPANIES
         500   America Movil SAB de CV,
                 Cl. L, ADR .......................        31,301        30,965
       2,500   Millicom International
                 Cellular SA+ .....................       214,413       229,100
       1,600   Mobile TeleSystems
                 OJSC, ADR ........................        54,874        96,912
       2,000   Vimpel-Communications,
                 ADR ..............................        61,000       210,720
       2,000   Vodafone Group plc, ADR ............        65,859        67,260
               U.S. COMPANIES
      18,000   Alltel Corp. .......................     1,225,079     1,215,900
       2,100   United States
                 Cellular Corp.+ ..................        95,968       190,260
                                                      -----------   -----------
                                                        1,748,494     2,041,117
                                                      -----------   -----------
               TOTAL
               COMMON STOCKS ......................    52,822,694    70,912,246
                                                      -----------   -----------

               CONVERTIBLE PREFERRED STOCKS -- 0.1%
               TELECOMMUNICATIONS -- 0.0%
               U.S. COMPANIES
         500   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ..........        20,555        23,925
                                                      -----------   -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
         200   GATX Corp.,
                 $2.50 Cv. Pfd. ...................        26,010        48,527
                                                      -----------   -----------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS .................        46,565        72,452
                                                      -----------   -----------


                 See accompanying notes to financial statements.

                     THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)


   PRINCIPAL                                                           MARKET
    AMOUNT                                              COST           VALUE
   ---------                                           --------       --------

               CONVERTIBLE CORPORATE BONDS -- 0.9%
               COMMUNICATIONS EQUIPMENT -- 0.1%
               U.S. COMPANIES
  $  100,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 .................   $   100,500   $   102,125
                                                      -----------   -----------
               REAL ESTATE -- 0.4%
               U.S. COMPANIES
               Palm Harbor Homes Inc., Cv.,
     150,000     3.250%, 05/15/24 .................       127,316       130,313
     200,000     3.250%, 05/15/24 (a) .............       197,494       173,750
                                                      -----------   -----------
                                                          324,810       304,063
                                                      -----------   -----------
               TELECOMMUNICATIONS -- 0.4%
               NON U.S. COMPANIES
     300,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 .................       294,412       297,375
                                                      -----------   -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ..................       719,722       703,563
                                                      -----------   -----------

               U.S. GOVERNMENT OBLIGATIONS -- 6.9%
   5,357,000   U.S. Treasury Bills,
                 4.563% to 4.949%++,
                 07/19/07 to 09/27/07 .............     5,318,509     5,318,104
                                                      -----------   -----------

TOTAL INVESTMENTS -- 100.0% .......................   $58,907,490    77,006,365
                                                      ===========
OTHER ASSETS AND LIABILITIES (NET) ..............................      (489,602)
                                                                    -----------

NET ASSETS -- COMMON SHARES
 (3,050,236 common shares outstanding) ..........................   $76,516,763
                                                                    ===========
NET ASSET VALUE PER COMMON SHARE
  ($76,516,763 / 3,050,236 shares outstanding) ..................        $25.09
                                                                         ======

------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the Rule 144A securities are considered liquid and the market value amounted to $235,627 or 0.31% of total investments.
 (b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $61,877 or 0.08% of total investments.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 GDR  Global Depository Receipt
 JSFC Joint Stock Financial Corporation
 OJSC Open Joint Stock Company

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      -------     ------
GEOGRAPHIC DIVERSIFICATION
North America ........................  66.8%   $51,433,239
Europe ...............................  25.6     19,746,800
Japan ................................   3.4      2,579,167
Asia/Pacific .........................   2.4      1,829,734
Latin America ........................   1.8      1,417,425
                                       -----    -----------
                                       100.0%   $77,006,365
                                       =====    ===========





                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST




                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS:
  Investments, at value (cost $58,907,490) ...........   $77,006,365
  Foreign currency, at value (cost $87,433) ..........        87,801
  Dividends and interest receivable ..................       264,984
  Unrealized appreciation on swap contracts ..........         3,088
  Prepaid expense ....................................         2,166
                                                         -----------
  TOTAL ASSETS .......................................    77,364,404
                                                         -----------
LIABILITIES:
  Payable to custodian ...............................         4,295
  Payable for investments purchased ..................       696,175
  Payable for investment advisory fees ...............        65,471
  Payable for payroll expenses .......................        18,221
  Payable for accounting fees ........................         3,872
  Other accrued expenses .............................        59,607
                                                         -----------
  TOTAL LIABILITIES ..................................       847,641
                                                         -----------
  NET ASSETS applicable to 3,050,236
    shares outstanding ...............................   $76,516,763
                                                         ===========
NET ASSETS CONSIST OF:
  Paid-in capital, at $0.001 par value ...............   $57,339,953
  Accumulated net realized gain on investments,
    swap contracts, and foreign
    currency transactions ............................     1,074,334
  Net unrealized appreciation on investments .........    18,098,875
  Net unrealized appreciation on swap contracts ......         3,088
  Net unrealized appreciation on foreign
    currency translations ............................           513
                                                         -----------
  NET ASSETS .........................................   $76,516,763
                                                         ===========
NET ASSET VALUE:
  ($76,516,763 / 3,050,236 shares outstanding;
  unlimited number of shares authorized) .............        $25.09
                                                              ======





                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $49,655) ........    $1,320,512
  Interest ...........................................       123,802
                                                          ----------
  TOTAL INVESTMENT INCOME ............................     1,444,314
                                                          ----------
EXPENSES:
  Investment advisory fees ...........................       382,542
  Payroll expenses ...................................        59,059
  Shareholder communications expenses ................        30,109
  Legal and audit fees ...............................        26,907
  Trustees' fees .....................................        25,371
  Accounting fees ....................................        22,621
  Custodian fees .....................................        14,682
  Shareholder services fees ..........................         7,163
  Interest expense ...................................            48
  Miscellaneous expenses .............................        14,081
                                                          ----------
  TOTAL EXPENSES .....................................       582,583
  Less: Custodian fee credits ........................        (1,902)
                                                          ----------
  NET EXPENSES .......................................       580,681
                                                          ----------
  NET INVESTMENT INCOME ..............................       863,633
                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS, AND
  FOREIGN CURRENCY:
  Net realized gain on investments ...................     1,781,812
  Net realized gain on swap contracts ................         5,147
  Net realized loss on foreign currency transactions          (1,358)
                                                          ----------
  Net realized gain on investments, swap contracts,
    and foreign currency transactions ................     1,785,601
                                                          ----------
  Net change in unrealized appreciation/depreciation on:
    investments ......................................       887,865
    swap contracts ...................................         3,088
    foreign currency translations ....................           (15)
                                                          ----------
  Net change in unrealized appreciation/depreciation on
    investments, swap contracts, and foreign
    currency translations ............................       890,938
                                                          ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SWAP CONTRACTS, AND
    FOREIGN CURRENCY .................................     2,676,539
                                                          ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..................................    $3,540,172
                                                          ==========





                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2007          YEAR ENDED
                                                                          (UNAUDITED)        DECEMBER 31, 2006
                                                                       -----------------     -----------------
OPERATIONS:
  Net investment income ............................................... $   863,633             $ 1,962,778
  Net realized gain on investments, swap contracts,
    and foreign currency transactions .................................   1,785,601               1,934,155
  Net change in unrealized appreciation/depreciation on
    investments, swap contracts, and
    foreign currency translations .....................................     890,938              12,189,107
                                                                        -----------             -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   3,540,172              16,086,040
                                                                        -----------             -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ...............................................    (863,633)*            (1,977,497)
  Net realized short-term gain on investments, swap contracts,
     and foreign currency transactions ................................     (79,166)*               (22,545)
  Net realized long-term gain on investments, swap contracts,
     and foreign currency transactions ................................    (887,343)*            (1,660,252)
                                                                        -----------             -----------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ..........................  (1,830,142)             (3,660,294)
                                                                        -----------             -----------
  NET INCREASE IN NET ASSETS ..........................................   1,710,030              12,425,746
NET ASSETS:
  Beginning of period .................................................  74,806,733              62,380,987
                                                                        -----------             -----------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) ....................................... $76,516,763             $74,806,733
                                                                        ===========             ===========

------------------------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.







                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Utility & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on May 28, 2004.

     The Fund's investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

     SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the common shares. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon termination of swap agreements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund has  entered  into  equity  swap  agreements  with  Bear,  Stearns
International Limited. Details of the equity swaps at June 30, 2007 are as follows:

         NOTIONAL              EQUITY SECURITY             INTEREST RATE/              TERMINATION     NET UNREALIZED
          AMOUNT                  RECEIVED              EQUITY SECURITY PAID              DATE          APPRECIATION
         --------              ---------------          --------------------           -----------     --------------
                                Market Value            Overnight LIBOR plus
                              Appreciation on:      Market Value Depreciation on:
 $124,686 (12,000 Shares)   Rolls-Royce Group plc       Rolls-Royce Group plc           04/15/2008          $3,088
                                                                                                            ------

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/(depreciation) on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2007, there were no open securities sold short.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     The tax character of distributions paid during the year ended December 31, 2006 was as follows:

          DISTRIBUTIONS PAID FROM:
          Ordinary income
            (inclusive of short-term capital gains) ...... $2,000,042
          Net long-term capital gains ....................  1,660,252
                                                           ----------
          Total distributions paid ....................... $3,660,294
                                                           ==========

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     The following summarizes the tax cost of investments, and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                     GROSS              GROSS
                                                  UNREALIZED         UNREALIZED       NET UNREALIZED
                                     COST        APPRECIATION       DEPRECIATION       APPRECIATION
                                     ----        ------------       ------------      --------------
     Investments .............   $58,908,836      $18,286,641         $(189,112)       $18,097,529
     Swap Contracts .........             --            3,088                --              3,088
                                 -----------      -----------         ---------        -----------
                                 $58,908,836      $18,289,729         $(189,112)       $18,100,617
                                 ===========      ===========         =========        ===========

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

     During the six months ended June 30, 2007, the Fund paid brokerage commissions of $15,575 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $1,416 for the six months ended June 30, 2007, which is included in payroll expenses in the Statement of Operations.

     As per the approval of the Board, the Fund compensates an officer of the Fund that is employed by the Fund and is not employed by the Adviser (although the officer may receive incentive-based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2007 the Fund paid or accrued $57,643, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S. Government securities, aggregated $15,178,769 and $6,923,887, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2007 and the fiscal year ended December 31, 2006, the Fund did not have any transactions in shares of beneficial interest.

6. INDUSTRY CONCENTRATION. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund. The staff's notice to the Adviser did not relate to the Fund.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                              FINANCIAL HIGHLIGHTS


SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2007      YEAR ENDED         YEAR ENDED          PERIOD ENDED
                                                      (UNAUDITED)    DECEMBER 31, 2006  DECEMBER 31, 2005   DECEMBER 31, 2004 (D)
                                                     --------------  -----------------  -----------------   ---------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ..............  $ 24.52           $ 20.45            $ 21.03               $ 19.06(e)
                                                        -------           -------            -------               -------
   Net investment income .............................     0.28              0.64               0.64                  0.28
   Net realized and unrealized gain on investments,
     swap contracts, and foreign currency transactions     0.89              4.63               0.23                  2.29
                                                        -------           -------            -------               -------
   Total from investment operations ..................     1.17              5.27               0.87                  2.57
                                                        -------           -------            -------               -------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .............................    (0.28)(a)         (0.65)             (0.63)                (0.28)
   Net realized gain on investments ..................    (0.32)(a)         (0.55)             (0.82)                (0.06)
   Return of capital .................................     --                 --                  --                 (0.26)
                                                        -------           -------            -------               -------
   Total distributions to common shareholders ........    (0.60)            (1.20)             (1.45)                (0.60)
                                                        -------           -------            -------               -------
   NET ASSET VALUE, END OF PERIOD ....................  $ 25.09           $ 24.52            $ 20.45               $ 21.03
                                                        =======           =======            =======               =======
   NAV total return* .................................     4.81%            26.66%               4.2%                 13.9%***
                                                        =======           =======            =======               =======
   Market value, end of period .......................  $ 21.80           $ 22.17            $ 17.76               $ 19.63
                                                        =======           =======            =======               =======
   Total investment return** .........................     0.98%            32.83%             (2.3)%                  1.3%****
                                                        =======           =======            =======               =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..............  $76,517           $74,807            $62,381               $64,160
   Ratio of net investment income to average net assets    2.26%(b)          2.92%              2.99%                 2.23%(b)
   Ratio of operating expenses to average net assets       1.52%(b)(c)       1.66%(c)           1.56%(c)              1.49%(b)
   Portfolio turnover rate ...........................      9.6%             21.8%              21.0%                 16.9%

------------------

 (a) Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
 (b) Annualized.
 (c) For the six months ended June 30, 2007 and the fiscal years ended December 31, 2006 and 2005, the effect of the custodian fee credits was minimal.
 (d) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.
 (e) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
   * Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for periods of less than one year are not annualized.
  ** Based  on  market   value  per  share,   adjusted   for   reinvestment   of
     distributions. Total return for periods of less than one year are not annualized.
 *** Based on net asset value per share at  commencement of operations of $19.06 per share.
**** Based on market value per share at initial public offering of $20.00 per share.





                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on May 16, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of equity closed-end funds and the customized peer group selected by Lipper. The Independent Board Members noted that the Fund's comparative performance was reasonable.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Board also noted that a portion of the Fund's portfolio transactions were executed by the Adviser's affiliated broker, resulting in incremental profits to the broker.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

   It is the Policy of The Gabelli Global Utility & Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                    The Gabelli Global Utility & Income Trust
                                c/o Computershare
                                 P.O. Box 43010
                            Providence, RI02940-3010

   Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

   If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

   The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the Amex or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

   The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

   SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

   The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                               [GRAPHIC OMITTED]
                               PICTURES OF FLAGS

                              TRUSTEES AND OFFICERS
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                         OFFICERS

Anthony J. Colavita                              Bruce N. Alpert
   ATTORNEY-AT-LAW,                                 PRESIDENT
   ANTHONY J. COLAVITA, P.C.
                                                 Peter D. Goldstein
James P. Conn                                       CHIEF COMPLIANCE OFFICER
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                     James E. McKee
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.       SECRETARY

Mario d'Urso                                     Agnes Mullady
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA             TREASURER

Vincent D. Enright                               David I.Schachter
   FORMER SENIOR VICE PRESIDENT &                   VICE PRESIDENT
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.                                 INVESTMENT ADVISER
                                                 Gabelli Funds, LLC
Michael J. Melarkey                              One Corporate Center
   ATTORNEY-AT-LAW,                              Rye, New York 10580-1422
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN
                                                 CUSTODIAN
Salvatore M. Salibello                           State Street Bank and Trust Company
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP                       COUNSEL
                                                 Skadden, Arps, Slate, Meagher & Flom, LLP
Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.                   TRANSFER AGENT AND REGISTRAR
                                                 Computershare Trust Company, N.A.

                                                 STOCK EXCHANGE LISTING
                                                                                    Common
                                                                                    ------
                                                 Amex-Symbol:                        GLU
                                                 Shares Outstanding:              3,050,236

                                                 The Net Asset Value per share appears
                                                 in the Publicly Traded Funds column,
                                                 under the heading "Specialized Equity
                                                 Funds," in Monday's The Wall Street
                                                 Journal. It is also listed in Barron's
                                                 Mutual Funds/Closed End Funds section
                                                 under the heading "Specialized Equity
                                                 Funds".

                                                 The Net Asset Value per share
                                                 may be obtained each day by calling
                                                 (914) 921-5070 or visiting
                                                 www.gabelli.com.


--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                       SEMI-ANNUAL REPORT
                                                       JUNE 30, 2007



                                                                     GLU Q2/2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7.  DISCLOSURE  OF  PROXY  VOTING  POLICIES   AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
01/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/07
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
02/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/07
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
03/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/07
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
04/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/07
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
05/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/07
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
06/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/07
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.
         Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Global Utility & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.